Note 15 - Stock-Based Compensation Plans (Detail) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended										12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013 Stock Options [Member]	Jan. 31, 2013 Stock Option To Executive Officers And Directors [Member] Minimum [Member]	Jan. 31, 2013 Stock Option To Executive Officers And Directors [Member] Maximum [Member]	Apr. 30, 2012 Performance Share Units [Member]	Jan. 31, 2013 Performance Share Units [Member]	Apr. 30, 2012 Restricted Share Units [Member]	Jan. 31, 2013 Restricted Share Units [Member]	Jan. 31, 2013 Deferred Share Unit [Member]	Jan. 31, 2012 Deferred Share Unit [Member]	Jan. 31, 2011 Deferred Share Unit [Member]	Jan. 31, 2013 Restricted Stock Units (RSUs) [Member]	Jan. 31, 2012 Restricted Stock Units (RSUs) [Member]	Jan. 31, 2011 Restricted Stock Units (RSUs) [Member]	Jan. 31, 2013 Treasury Stock [Member]	Jan. 31, 2013 Shareholder Approved Stock Option Plan [Member]	Jan. 31, 2013 Stock Option Plan Not Approved By Shareholders [Member]	Jan. 31, 2013 Minimum [Member]	Jan. 31, 2013 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years	3 years	5 years	3 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Term				7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)	163,050	691,000	331,000														340,840
Cash Settlement Of Stock Options	$ 1,500,000
Share Settlement Of Stock Options																	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	2,510,161	2,987,251																2,496,161	14,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)																		185,418
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	400,000	500,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized				600,000				1,300,000		700,000				1,300,000	1,900,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition				1 year 109 days				2 years		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 2.73	$ 2.18	$ 2.27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	700,000	2,900,000	1,000,000
Share Based Compensation Arrangement By Share Based Payment Award Options Settled In Period Total Intrinsic Value	2,000,000
Number Of Trading Days Preceding The Begining And End Of The Performance Period	5 days
Share Based Award Plan, Initial Value Measurement Period											5 days
Deferred Share Unit Plan, Minimum Base Annual Fee Percentage Required	50.00%
Base Annual Director's Fee	30,000
Deferred Share Units, Outstanding Number (in Shares)											102,821	84,060
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent											1,000,000	700,000		1,000,000	1,200,000
Employee Service Share-based Compensation, Cash Flow Effect, Cash Used to Settle Awards											100,000	100,000	100,000
Cash Settled Restricted Share Units Value Measurement Period	5 days
Cash Settled Restricted Share Units Vesting Period																				3 years	5 years
Maximum Period Vested Share Awards Settled In Cash														30 days
Cash Settled Restricted Share Units Compensation Expense														$ 1,300,000	$ 1,500,000	$ 1,500,000